Business Combinations & Asset Acquisitions (Details) - Schedule of Financial Information Indicative of the Results of Future Operations - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Revenue	$ 3,468,000	$ 6,106,442
Earnings/(Loss)	$ (770,000)	$ (9,734,298)